Segment information	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment information
15. Segment information:

The Company discloses segment information under three reportable segments, consistent with the manner in which its Chief Operating Decision Maker ("CODM") evaluates its businesses. The Company's CODM is its Chief Executive Officer. These segments are the strategic pillars of the Company and are managed separately as each represents a specific grouping of related automotive components and systems. The reportable segments are further described below. In prior years, the Company presented its results under four reportable segments: Light-Duty, High-Pressure Controls, Heavy-Duty OEM, and Cespira.

On July 29, 2025, the Company sold its Light-Duty segment to the Purchaser (note 5). The Company now reports its results in the following three reportable segments: High-Pressure Controls, Heavy-Duty OEM, and Cespira. The prior year comparatives were recast to reflect this change in reportable segments.

•High-Pressure Controls: This segment's products include fuel cell and hydrogen fuel system solutions and components.

•Heavy-Duty OEM: Prior to June 3, 2024, this segment's products include HPDI related fuel system solutions and components. Subsequently, this segment's operations were related to the transitional services agreement between the Company and Cespira for inventory and contract manufacturing. The transitional service agreement for these services ended on June 30, 2025 when Cespira completed their independent set up for inventory manufacturing.

•Cespira: This segment's products include HPDI related fuel system solutions and components after June 3, 2024.

Segment earnings or losses before income taxes, interest, depreciation, and amortization ("Segment EBITDA") is the measure of segment profitability used by the Company. The accounting policies of our reportable segments are the same as those applied in our consolidated financial statements. Management prepared the financial results of the Company's reportable segments on basis that is consistent with the manner in which Management internally disaggregates financial information to assist in making internal operating decisions. Certain common costs and expenses were allocated among segments and presented differently than the Company would for stand-alone financial information prepared in accordance with GAAP. These include certain costs and expenses of shared services, such as IT, human resources, legal, finance and supply chain management. Segment EBITDA is not defined under US GAAP and may not be comparable to similarly titled measures used by other companies and should not be considered a substitute for net earnings or other results reported in accordance with GAAP.

The Company's CODM uses segment EBITDA disclosed below to evaluate the performance of its reportable segments. The Company believes Segment EBITDA is most reflective of the operational profitability or loss of its reportable segments. The CODM uses this information to drive decisions and resource allocations. Segment EBITDA is used as the key profitability measure when we set our annual budget.
15. Segment information (continued):
Financial information by reportable segment as follows:

	Three months ended March 31, 2026
	High-Pressure Controls	Cespira	Total Segment
Revenue	$2,285	$22,249	$24,534
Cost of revenue	1,769	20,673	22,442
Gross profit	516	1,576	2,092
Operating expenses:
Research and development	948	1,480	2,428
General and administrative	551	2,262	2,813
Sales and marketing	95	261	356
Depreciation and amortization	85	874	959
	1,679	4,877	6,556
Add back: Depreciation and amortization[1]	187	1,822	2,009
Segment EBITDA	$(976)	$(1,479)	$(2,455)

	Three months ended March 31, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$1,890	$5,433	$16,676	$23,999
Cost of revenue	1,377	4,411	16,230	22,018
Gross profit	513	1,022	446	1,981
Operating expenses:
Research and development	1,182	111	3,089	4,382
General and administrative	319	65	2,698	3,082
Sales and marketing	127	20	291	438
Depreciation and amortization	55	—	730	785
	1,683	196	6,808	8,687
Add back: Depreciation and amortization[1]	140	—	1,620	1,760
Segment EBITDA	$(1,030)	$826	$(4,742)	$(4,946)
15. Segment information (continued):
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Three months ended March 31, 2026
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$24,534	$22,249	$—	$2,285
Cost of revenue	22,442	20,673	—	1,769
Gross profit	2,092	1,576	—	516
Operating expenses:
Research and development	2,428	1,480	275	1,223
General and administrative	2,813	2,262	2,283	2,834
Sales and marketing	356	261	112	207
Depreciation and amortization	959	874	25	110
	6,556	4,877	2,695	4,374
Equity loss	—	—	(1,381)	(1,381)

	Three months ended March 31, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$23,999	$16,676	$—	$7,323
Cost of revenue	22,018	16,230	—	5,788
Gross profit	1,981	446	—	1,535
Operating expenses:
Research and development	4,382	3,089	—	1,293
General and administrative	3,082	2,698	2,289	2,673
Sales and marketing	438	291	296	443
Depreciation and amortization	785	730	52	107
	8,687	6,808	2,637	4,516
Equity loss	—	—	(3,884)	(3,884)
15. Segment information (continued):

Reconciliation of Segment EBITDA to Loss before income taxes	Three Months Ended March 31,
	2026	2025
Total Segment EBITDA	$(2,455)	$(4,946)
Adjustments:
Depreciation and amortization[1]	212	192
Cespira's Segment EBITDA	(1,479)	(4,742)
Loss on investments accounted for under the equity method (note 8)	1,381	3,884
Corporate and unallocated operating expenses	2,670	2,585
Foreign exchange gain (loss)	1,007	(1,203)
Interest on long-term debt	90	192
Interest and other income, net of bank charges	(742)	(649)
Loss before income taxes in continuing operations	$(5,594)	$(5,205)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive income (loss).
15. Segment information (continued):

	Three Months Ended March 31,
Total additions to long-lived assets, excluding business combinations	2026	2025
High-Pressure Controls	432	558
Corporate and unallocated	—	15
Total consolidated	$432	$573
Cespira's total additions to long-lived assets, excluding business combinations for the three months ended March 31, 2026 was $1,028 (three months ended March 31, 2025 $1,249 ).

Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's continuing revenues, as follows:

	% of revenue
	Three Months Ended March 31,
	2026	2025
Asia	56%	10%
Americas	31%	10%
Europe	13%	80%
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated as follows:

	Total assets by segment
	March 31, 2026	December 31, 2025
High-Pressure Controls	18,594	17,392
Corporate & unallocated	66,467	76,617
Total consolidated assets	$85,061	$94,009